EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Compensation and Employee Benefit Plans [Text Block]
20.	EMPLOYEE BENEFIT PLANS

Certain employees of the Group in the PRC are entitled to retirement benefits based on their salaries and length of service upon retirement in accordance with a PRC government-managed retirement plan. The PRC government is directly responsible for the payments of the benefits to these retired employees. The Group is required to make contributions to the government-managed retirement plan at 6.5% to 9% of the monthly basic salaries of certain employees. The contribution expense for the years ended December 31, 2013, 2012 and 2011 was RMB10,940 (USD1,807), RMB13,142 and RMB11,792, respectively.

The Group operates a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The assets of the MPF scheme are held by independent trustees and are separated from those of the Group’s assets. Under the MPF scheme, the employer and its employees are each required to make contributions to the plan at 5% of the employees’ relevant income, subject to a cap of monthly relevant income of HKD25. Contributions to the plan by the employee vest immediately. The contributions paid by the Group for the years ended December 31, 2013, 2012 and 2011 were RMB425 (USD69), RMB430 and RMB340, respectively.